Schedule of share based compensation expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 352,364	€ 232,768
Unrecognized expense	2,652,303	747,043
Research and Development Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	82,369	37,173
Research and Development Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	39,806
General and Administrative Expense [Member] | Nonrelated Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	68,449	114,219
General and Administrative Expense [Member] | Related Party [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total	€ 161,740	€ 81,376